CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
REVENUE
Revenue	$ 9,546,951	$ 1,414,503	$ 19,775,398	$ 3,506,804	$ 6,755,436	$ 533,802
COST OF REVENUE	8,772,138	1,269,553	18,156,795	3,192,472	6,154,396	484,809
GROSS PROFIT	774,813	144,950	1,618,603	314,332	601,040	48,993
OPERATING EXPENSES
General and administrative expenses	752,198	173,498	2,416,540	466,293	794,099	486,036
Depreciation and amortization expense	6,167	2,421	17,199	6,956	9,448	5,416
Impairment of goodwill			1,949,884
TOTAL OPERATING EXPENSES	758,365	175,919	4,383,623	473,249	803,547	491,452
GAIN (LOSS) FROM OPERATIONS	16,448	(30,969)	(2,765,020)	(158,917)	(202,507)	(442,459)
OTHER INCOME (EXPENSE)
Interest income						1,063
Other income				19	19	814
Interest expense - related party	(66)	(919)	(198)	(2,741)	(264)	(3,481)
Interest expense	(291,224)	(53,794)	(572,679)	(103,803)	(205,750)	(86,898)
Other expense	(13,295)	(3,388)	(26,529)	(4,539)	(12,764)	(6,000)
Write off on investment of B2IN						(6,150,508)
Foreign currency transaction gain (loss)	89,966	(5,555)	292,937	(7,043)	(178,967)	(240)
TOTAL OTHER INCOME (EXPENSE)	(214,619)	(63,656)	(306,469)	(118,107)	(397,726)	(6,245,250)
LOSS BEFORE INCOME TAXES	(198,171)	(94,625)	(3,071,489)	(277,024)	(600,233)	(6,687,709)
INCOME TAX EXPENSE		12	(2,690)	(773)	(769)	(203)
NET LOSS	(198,171)	(94,613)	(3,074,179)	(277,797)	(601,002)	(6,687,912)
OTHER COMPREHENSIVE LOSS
Foreign currency translation loss	(51,474)	(16,622)	(178,151)	(38,185)	55,215	(424,713)
TOTAL OTHER COMPREHENSIVE LOSS	$ (249,645)	$ (111,235)	$ (3,252,330)	$ (315,982)	$ (545,787)	$ (7,112,625)
BASIC AND DILUTED NET LOSS PER SHARE	$ (0.02)	$ (0.01)	$ (0.24)	$ (0.02)	$ (0.05)	$ (0.53)
DILUTED NET LOSS PER SHARE					$ (0.05)	$ (0.53)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and Diluted	12,823,622	12,563,053	12,764,720	12,563,053
BASIC WEIGHTED AVERAGE SHARES OUTSTANDING					12,564,824	12,561,598
DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING					12,564,824	12,561,598